Related-Party Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related-Party Arrangements
3.	Related-Party Arrangements

Aerpio was initially capitalized in December 2011 in a spinout transaction from Akebia Therapeutics, Inc. (Akebia) to enable more rapid development of its compounds. In connection with the spinout of Aerpio from Akebia, the companies entered into shared services agreements. Under the terms of the shared services agreements, Akebia and Aerpio obtained from and provided to each other certain services, as outlined below. These agreements were expired at December 31, 2016.

Below is a summary of the activities included in the statements of operations and comprehensive loss:

		Three Months Ended March 31,
Activity	Financial Statement Caption	2017	2016
Akebia related employee costs	Research and development operating expenses	$—	$12,923
Facility-related reimbursement	Other income, net	—	997

3.	Related-Party Arrangements

On December 22, 2011, in connection with the spinout of the Company from Akebia, the Company’s former parent company, Akebia assigned certain assets and liabilities to the Company.

In connection with the spinout of Aerpio from Akebia, the companies entered into shared services agreements. Under the terms of the shared services agreements, Akebia and Aerpio obtain from and provide to each other certain services, as outlined below. These agreements are cancelable upon mutual agreement or a sale of either company.

Below is a summary of the activities included in the statements of operations and comprehensive loss:

		Year Ended December 31
Activity	Financial Statement Caption	2016	2015
Payments to Akebia for employee costs	Research and development operating expenses	$31,246	$263,501
Payments from Akebia for facility-related charges and employee costs	Other income, net	997	27,022

A summary of Akebia receivables and payables included in the accompanying balance sheets are as follow:

		December 31
Activity	Financial Statement Caption	2016	2015
Amounts receivable from Akebia	Accounts receivable	$—	$997
Amounts payable to Akebia	Accounts payable	—	15,173